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                                              Rule 497(d)
                                              Reg. No. 333-94557



                              National Equity Trust
                          B2B E-Commerce Enablers Trust

                Supplement to Prospectus dated February 25, 2000

Revised deferred sales charge schedule:

DEFERRED SALES CHARGE DEDUCTION DATES: The first day of each month commencing July 1, 2000

SECOND YEAR COMMENCEMENT DATE: May 1, 2001